Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Benefits provided to participants on allocation at other than market conditions	$ 0
Holding period of purchased shares	3 years
Total shares linked to long-term incentive compensation plan	4,426,046	3,012,538
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period	3 years
Recognized liability under long-term incentive compensation plan	$ 87	$ 109	$ 120